Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,414	$ 2,343
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,076	997
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	243	260
Oman
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	221	164
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	175	163
Nigeria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	148	175
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	71	62
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	70	63
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	61	76
Peru
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54	4
Bahrain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	46	94
Guyana
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	43	6
Thailand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	35	30
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	24	21
Iraq
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	22	144
UAE
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	18	6
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	107	78
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	668	576
After Market Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	508	483
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,238	$ 1,284